Subsequent events (Narrative) (Details) - Subsequent Events [Member] $ / shares in Units, $ in Thousands	Mar. 07, 2022 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	5,208,333
Price per common shares issued | $ / shares	$ 1.92
Net proceeds from the issue of shares | $	$ 8,662
Number of ordinary shares issuable	781,249
Net proceeds from the issue of additional shares | $	$ 1,388
Certain entities affiliated with CBI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued	1,458,333